ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 23: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2013	2014
	(EUR in millions)
Accrued expenses and deferred income	79	128
Amounts due to re-insurers	17	17
Income and other taxes payable	145	184
Accounts payable	255	270
Payroll related accruals	72	62
Private equity: liabilities of investee entities	248	290
Unsettled transactions on debt securities	8	1
Accrued interest and commissions	273	262
Deferred tax liability	121	33
Amounts due to third-parties under collection agreements	2	124
Pension liability	530	337
Amounts due to government agencies	117	151
Liabilities relating to deposit administration funds (DAF)	191	200
Liabilities relating to Unit Linked investment products	64	253
Checks and credit card transactions under settlement	929	934
Sale of Real Estate accounted for as financing obligation	616	743
Other	420	509
Total	4,087	4,498

Included in the above table under “Other” are liabilities carried at fair value, relating to short positions in shares amounting to EUR 2 million and EUR 4 million at December 31, 2013 and 2014 respectively as well as investment products from insurance operations carried at fair value amounting to EUR 64 million and EUR 253 million at December 31, 2013 and December 31, 2014 respectively.

The sale of Real Estate, accounted for as financing obligation of EUR 743 million relates to the transfer of 66.0% of the participation interest to Invel Real Estate which is treated as a sale of real estate accounted for as financing obligation (see Notes 3 and 4).